SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Repurchase Agreements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 06, 2019	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Nov. 01, 2018	Oct. 22, 2018
Disclosure of classes of share capital [line items]
Options granted (in shares)		0	200,000
Payments to acquire or redeem entity's shares			$ 48,000,000
Payments to acquire or redeem entity's shares			$ 48,000,000
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)			(1,800,000)
Share capital
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares			$ 3,000,000
Payments to acquire or redeem entity's shares			$ 3,000,000
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)		(1,100,000)	200,000
Shares repurchased and cancelled		$ (18,000,000)	$ (27,000,000)
Retained earnings (deficit)
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		(10,000,000)	(2,000,000)
Payments to acquire or redeem entity's shares		(10,000,000)	(2,000,000)
Share capital [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		28,000,000	5,000,000
Payments to acquire or redeem entity's shares		$ 28,000,000	$ 5,000,000
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Authorized repurchase amount (in shares)				4,083,429	5,191,965
Percentage Of Public Float				5.00%		10.00%
Entity Public Float, Shares				81,668,583		51,919,654
Stock repurchase program, authorized amount per day (in shares)					79,704
Normal Course Issuer Bid Program | maximum per day [Member]
Disclosure of classes of share capital [line items]
Authorized repurchase amount (in shares)		145,940		72,970
Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Number shares repurchased and cancelled (in shares)	1,400,000
Shares repurchased and cancelled in 2019	$ 39,000,000
Automatic Share Purchase Plan | Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019	22,000,000
Automatic Share Purchase Plan | Retained earnings (deficit)
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019	$ 17,000,000
Shares purchased and accrued for in 2018
Disclosure of classes of share capital [line items]
Number shares repurchased and cancelled (in shares)	200,000
Shares repurchased and cancelled in 2019	$ 4,000,000
Shares purchased and accrued for in 2018 | Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019	2,000,000
Shares purchased and accrued for in 2018 | Retained earnings (deficit)
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled in 2019	$ 2,000,000